Shareholder Report, Average Annual Return (Details) ITLK_MassMutual Overseas Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I - without sales charge
Average Annual Return, Percent	11.24%	11.01%	8.10%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%	8.17%